Dividends on ordinary shares (Tables)	6 Months Ended
Jun. 30, 2024
Dividends [Abstract]
Dividends on ordinary shares

	Half year ended 30.06.24		Half year ended 30.06.23
	Per share	Total	Per share	Total
Dividends paid during the period	p	£m	p	£m
Full year dividend paid during period	5.30	796	5.00	793